LOOMIS SAYLES FUNDS I

February 6, 2017

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Loomis Sayles Funds I
(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses, each dated February 1, 2017, for Loomis Sayles Bond Fund, Loomis Sayles Core Disciplined Alpha Bond Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Securitized Asset Fund and Loomis Sayles Small Cap Value Fund, each a series of Loomis Sayles Funds I, do not differ from that which is contained in Post-Effective Amendment No. 60 that was filed electronically on January 30, 2017.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary